Loans, Impaired Loans and Allowance for Credit Losses - Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	$ 597,300	$ 597,560
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	268,670	268,169
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	96,703	98,631
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	17,715	17,788
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	214,212	212,972
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	3,614	3,759
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,626	1,654
Financial assets past due but not impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	932	954
Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	852	874
Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	204	277
31 - 60 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,103	2,218
31 - 60 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,101	1,128
31 - 60 days [member] | Financial assets past due but not impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	592	624
31 - 60 days [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	261	278
31 - 60 days [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	149	188
61 - 90 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,095	1,124
61 - 90 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	525	526
61 - 90 days [member] | Financial assets past due but not impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	340	330
61 - 90 days [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	175	179
61 - 90 days [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	55	89
91 days and greater [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	416	417
91 days and greater [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	$ 416	$ 417